UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

CLEARBRIDGE

MID CAP GROWTH FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Mid Cap Growth Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	ClearBridge Mid Cap Growth Fund

Performance review

For the six months ended April 30, 2021, Class A shares of ClearBridge Mid Cap Growth Fund, excluding sales charges, returned 29.64%. The Fund’s unmanaged benchmark, the Russell Midcap Growth Indexi, returned 24.84% for the same period. The Lipper Mid-Cap Growth Funds Category Averageii returned 28.24% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge Mid Cap Growth Fund:
Class A	29.64%
Class A2	29.58%
Class C	29.12%
Class R	29.39%
Class I	29.80%
Class IS	29.83%
Russell Midcap Growth Index	24.84%
Lipper Mid-Cap Growth Funds Category Average	28.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.43%, 1.53%, 2.16%, 1.95%, 1.13% and 1.08%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation

ClearBridge Mid Cap Growth Fund	III

Performance review (cont’d)

arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating fund expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: The Fund invests in equity securities, which are subject to market and price fluctuations. Mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging markets countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of income securities falls. Derivatives, such as options, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund tends to invest in a smaller number of stocks than do many mutual funds. As a result, changes in the value of individual stocks may have a significant impact on your investment. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	ClearBridge Mid Cap Growth Fund

[i]

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 394 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Mid Cap Growth Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	29.64%	$1,000.00	$1,296.40	1.10%	$6.26	Class A	5.00%	$1,000.00	$1,019.34	1.10%	$5.51
Class A2	29.58	1,000.00	1,295.80	1.16	6.60	Class A2	5.00	1,000.00	1,019.04	1.16	5.81
Class C	29.12	1,000.00	1,291.20	1.90	10.79	Class C	5.00	1,000.00	1,015.37	1.90	9.49
Class R	29.39	1,000.00	1,293.90	1.45	8.25	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	29.80	1,000.00	1,298.00	0.82	4.67	Class I	5.00	1,000.00	1,020.73	0.82	4.11
Class IS	29.83	1,000.00	1,298.30	0.75	4.27	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

ClearBridge Mid Cap Growth Fund

Security	Shares	Value
Common Stocks — 96.4%
Communication Services — 6.5%
Entertainment — 3.1%
Live Nation Entertainment Inc.	27,754	$2,272,498	*
Zynga Inc., Class A Shares	162,075	1,753,651	*
Total Entertainment		4,026,149
Interactive Media & Services — 3.4%
Bumble Inc., Class A Shares	6,920	416,861	*
Pinterest Inc., Class A Shares	61,332	4,070,605	*
Total Interactive Media & Services		4,487,466
Total Communication Services		8,513,615
Consumer Discretionary — 13.7%
Auto Components — 2.1%
Aptiv PLC	18,741	2,696,642	*
Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill Inc.	766	1,142,895	*
Expedia Group Inc.	14,616	2,575,778	*
Total Hotels, Restaurants & Leisure		3,718,673
Internet & Direct Marketing Retail — 3.6%
Chewy Inc., Class A Shares	28,410	2,264,845	*
MercadoLibre Inc.	1,580	2,482,149	*
Total Internet & Direct Marketing Retail		4,746,994
Specialty Retail — 5.2%
Burlington Stores Inc.	11,181	3,648,696	*
Carvana Co.	9,667	2,757,608	*
Petco Health & Wellness Co. Inc.	15,590	368,236	*
Total Specialty Retail		6,774,540
Total Consumer Discretionary		17,936,849
Consumer Staples — 2.5%
Food & Staples Retailing — 2.5%
Casey’s General Stores Inc.	7,545	1,676,424
Performance Food Group Co.	27,032	1,586,778	*
Total Consumer Staples		3,263,202
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Pioneer Natural Resources Co.	4,711	724,693
Financials — 2.9%
Banks — 1.8%
First Republic Bank	13,096	2,399,711
Capital Markets — 1.1%
Tradeweb Markets Inc., Class A Shares	16,923	1,375,501
Total Financials		3,775,212
Health Care — 18.7%
Biotechnology — 0.3%
Incyte Corp.	4,763	406,665	*

See Notes to Financial Statements.

4	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

ClearBridge Mid Cap Growth Fund

Security	Shares	Value
Health Care Equipment & Supplies — 5.7%
IDEXX Laboratories Inc.	6,313	$3,465,774	*
Insulet Corp.	5,716	1,687,477	*
STERIS PLC	8,278	1,746,824
Teleflex Inc.	1,450	612,596
Total Health Care Equipment & Supplies		7,512,671
Health Care Technology — 0.7%
Teladoc Health Inc.	5,109	880,536	*
Life Sciences Tools & Services — 9.9%
Avantor Inc.	56,580	1,812,823	*
Bio-Techne Corp.	4,596	1,964,744
Charles River Laboratories International Inc.	9,065	3,013,659	*
Mettler-Toledo International Inc.	2,879	3,781,049	*
Syneos Health Inc.	28,905	2,452,589	*
Total Life Sciences Tools & Services		13,024,864
Pharmaceuticals — 2.1%
Catalent Inc.	24,568	2,763,163	*
Total Health Care		24,587,899
Industrials — 13.4%
Air Freight & Logistics — 1.4%
XPO Logistics Inc.	13,180	1,833,602	*
Building Products — 1.0%
AZEK Co. Inc.	26,129	1,261,508	*
Commercial Services & Supplies — 1.9%
Copart Inc.	20,263	2,522,946	*
Construction & Engineering — 1.0%
WillScot Mobile Mini Holdings Corp.	44,207	1,293,939	*
Machinery — 2.6%
IDEX Corp.	11,836	2,653,631
RBC Bearings Inc.	4,148	827,236	*
Total Machinery		3,480,867
Professional Services — 2.0%
CoStar Group Inc.	3,062	2,616,265	*
Road & Rail — 0.7%
Lyft Inc., Class A Shares	15,920	886,107	*
Trading Companies & Distributors — 2.8%
United Rentals Inc.	8,834	2,826,438	*
W.W. Grainger Inc.	2,032	880,953
Total Trading Companies & Distributors		3,707,391
Total Industrials		17,602,625
Information Technology — 32.8%
Communications Equipment — 1.5%
Arista Networks Inc.	6,077	1,915,288	*
Electronic Equipment, Instruments & Components — 1.4%
Keysight Technologies Inc.	12,591	1,817,511	*

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge Mid Cap Growth Fund

Security	Shares	Value
IT Services — 2.7%
Black Knight Inc.	11,419	$826,964	*
Jack Henry & Associates Inc.	7,924	1,290,265
Wix.com Ltd.	4,640	1,474,963	*
Total IT Services		3,592,192
Semiconductors & Semiconductor Equipment — 5.0%
Entegris Inc.	14,616	1,645,469
Marvell Technology Inc.	63,535	2,872,417
Monolithic Power Systems Inc.	5,709	2,063,119
Total Semiconductors & Semiconductor Equipment		6,581,005
Software — 22.2%
AppLovin Corp., Class A Shares	10,850	629,408	*
Aspen Technology Inc.	19,025	2,489,231	*
Atlassian Corp. PLC, Class A Shares	13,853	3,290,919	*
Citrix Systems Inc.	8,632	1,069,073
Datadog Inc., Class A Shares	22,657	1,943,291	*
DocuSign Inc.	13,381	2,983,160	*
Five9 Inc.	6,079	1,142,670	*
Fortinet Inc.	17,644	3,603,434	*
HubSpot Inc.	4,769	2,510,640	*
Palo Alto Networks Inc.	6,142	2,170,521	*
Paylocity Holding Corp.	6,956	1,344,177	*
Qualtrics International Inc., Class A Shares	5,070	189,365	*
ServiceNow Inc.	3,725	1,886,228	*
Splunk Inc.	15,111	1,910,333	*
UiPath Inc., Class A Shares	1,995	143,640	*
Workday Inc., Class A Shares	7,707	1,903,629	*
Total Software		29,209,719
Total Information Technology		43,115,715
Materials — 2.6%
Construction Materials — 1.7%
Martin Marietta Materials Inc.	6,266	2,212,650
Containers & Packaging — 0.9%
Ball Corp.	12,755	1,194,378
Total Materials		3,407,028
Real Estate — 2.8%
Equity Real Estate Investment Trusts (REITs) — 2.4%
Americold Realty Trust	18,464	745,761
SBA Communications Corp.	8,072	2,419,340
Total Equity Real Estate Investment Trusts (REITs)		3,165,101
Real Estate Management & Development — 0.4%
Compass Inc., Class A Shares	24,740	470,555	*
Total Real Estate		3,635,656
Total Investments before Short-Term Investments (Cost — $61,799,499)		126,562,494

See Notes to Financial Statements.

6	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

ClearBridge Mid Cap Growth Fund

Security	Rate	Shares	Value
Short-Term Investments — 3.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	3,685,513	$3,685,513
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	921,379	921,379	(a)
Total Short-Term Investments (Cost — $4,606,892)			4,606,892
Total Investments — 99.9% (Cost — $66,406,391)			131,169,386
Other Assets in Excess of Liabilities — 0.1%			113,350
Total Net Assets — 100.0%			$131,282,736

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $921,379 and the cost was $921,379 (Note 8).

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $65,485,012)	$130,248,007
Investments in affiliated securities, at value (Cost — $921,379)	921,379
Cash	41,919
Receivable for Fund shares sold	123,641
Receivable for securities sold	96,102
Dividends and interest receivable	6,645
Prepaid expenses	36,950
Total Assets	131,474,643

Liabilities:
Investment management fee payable	57,976
Payable for securities purchased	41,919
Service and/or distribution fees payable	21,925
Audit and tax fees payable	20,720
Transfer agent fees payable	14,615
Fund accounting fees payable	11,116
Payable for Fund shares repurchased	8,608
Trustees’ fees payable	557
Accrued expenses	14,471
Total Liabilities	191,907
Total Net Assets	$131,282,736

Net Assets:
Par value (Note 7)	$34
Paid-in capital in excess of par value	63,906,884
Total distributable earnings (loss)	67,375,818
Total Net Assets	$131,282,736

See Notes to Financial Statements.

8	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

Net Assets:
Class A	$15,140,553
Class A2	$81,809,300
Class C	$2,780,511
Class R	$131,707
Class I	$28,824,265
Class IS	$2,596,400

Shares Outstanding:
Class A	388,426
Class A2	2,136,040
Class C	80,117
Class R	3,508
Class I	711,439
Class IS	63,851

Net Asset Value:
Class A (and redemption price)	$38.98
Class A2 (and redemption price)	$38.30
Class C*	$34.71
Class R (and redemption price)	$37.54
Class I (and redemption price)	$40.52
Class IS (and redemption price)	$40.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$41.36
Class A2 (based on maximum initial sales charge of 5.75%)	$40.64

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$129,347
Interest from unaffiliated investments	82
Interest from affiliated investments	35
Total Investment Income	129,464

Expenses:
Investment management fee (Note 2)	429,474
Service and/or distribution fees (Notes 2 and 5)	118,106
Transfer agent fees (Note 5)	74,489
Registration fees	46,238
Fund accounting fees	33,908
Audit and tax fees	17,244
Legal fees	13,463
Shareholder reports	9,697
Trustees’ fees	2,993
Custody fees	941
Insurance	868
Interest expense	244
Miscellaneous expenses	3,152
Total Expenses	750,817
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(128,841)
Net Expenses	621,976
Net Investment Loss	(492,512)

Realized and Unrealized Gain on Investments (Notes 1, 3 and 4):
Net Realized Gain From Unaffiliated Investment Transactions	3,969,193
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	24,214,054
Net Gain on Investments	28,183,247
Increase in Net Assets From Operations	$27,690,735

See Notes to Financial Statements.

10	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment loss	$(492,512)	$(602,111)
Net realized gain	3,969,193	14,849,564
Change in net unrealized appreciation (depreciation)	24,214,054	7,927,804
Increase in Net Assets From Operations	27,690,735	22,175,257

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,489,568)	(6,954,024)
Decrease in Net Assets From Distributions to Shareholders	(14,489,568)	(6,954,024)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	24,081,876	19,983,741
Reinvestment of distributions	14,440,842	6,830,842
Cost of shares repurchased	(11,277,238)	(39,734,248)
Increase (Decrease) in Net Assets From Fund Share Transactions	27,245,480	(12,919,665)
Increase in Net Assets	40,446,647	2,301,568

Net Assets:
Beginning of period	90,836,089	88,534,521
End of period	$131,282,736	$90,836,089

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$34.84	$29.31	$28.24	$27.45	$22.49	$23.58

Income (loss) from operations:
Net investment loss	(0.16)	(0.22)	(0.16)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss)	9.74	8.12	4.13	1.61	5.10	(0.98)
Total income (loss) from operations	9.58	7.90	3.97	1.45	4.96	(1.09)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$38.98	$34.84	$29.31	$28.24	$27.45	$22.49
Total return[3]	29.64%	28.97%	15.85%	5.34%	22.05%	(4.62)%

Net assets, end of period (000s)	$15,141	$9,229	$7,950	$8,723	$18,112	$27,207

Ratios to average net assets:
Gross expenses	1.32%[4]	1.43%	1.40%	1.37%	1.36%	1.37%
Net expenses[5,6]	1.10 [4]	1.12	1.12	1.09	1.14	1.11
Net investment loss	(0.88) [4]	(0.73)	(0.56)	(0.55)	(0.56)	(0.49)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

See Notes to Financial Statements.

12	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$34.33	$28.94	$27.94	$27.22	$22.34	$23.49

Income (loss) from operations:
Net investment loss	(0.17)	(0.25)	(0.19)	(0.23)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	9.58	8.01	4.09	1.61	5.08	(0.99)
Total income (loss) from operations	9.41	7.76	3.90	1.38	4.88	(1.15)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$38.30	$34.33	$28.94	$27.94	$27.22	$22.34
Total return[3]	29.58%	28.84%	15.72%	5.17%	21.84%	(4.90)%

Net assets, end of period (000s)	$81,809	$53,790	$41,002	$36,009	$27,853	$18,736

Ratios to average net assets:
Gross expenses	1.39%[4]	1.53%	1.52%	1.55%	1.56%	1.61%
Net expenses[5,6]	1.16 [4]	1.22	1.24	1.26	1.34	1.35
Net investment loss	(0.94) [4]	(0.83)	(0.68)	(0.76)	(0.78)	(0.73)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$31.66	$27.02	$26.45	$25.95	$21.43	$22.66

Income (loss) from operations:
Net investment loss	(0.28)	(0.40)	(0.34)	(0.38)	(0.33)	(0.28)
Net realized and unrealized gain (loss)	8.77	7.41	3.81	1.54	4.85	(0.95)
Total income (loss) from operations	8.49	7.01	3.47	1.16	4.52	(1.23)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$34.71	$31.66	$27.02	$26.45	$25.95	$21.43
Total return[3]	29.12%	28.06%	14.94%	4.52%	21.09%	(5.43)%

Net assets, end of period (000s)	$2,781	$3,222	$4,090	$6,052	$6,128	$6,541

Ratios to average net assets:
Gross expenses	2.12%[4]	2.16%	2.17%	2.15%	2.15%	2.17%
Net expenses[5,6]	1.90 [4]	1.86	1.89	1.87	1.93	1.91
Net investment loss	(1.66) [4]	(1.45)	(1.30)	(1.35)	(1.37)	(1.30)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

See Notes to Financial Statements.

14	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$33.79	$28.58	$27.69	$27.07	$22.26	$23.43

Income (loss) from operations:
Net investment loss	(0.22)	(0.31)	(0.25)	(0.25)	(0.25)	(0.19)
Net realized and unrealized gain (loss)	9.41	7.89	4.04	1.53	5.06	(0.98)
Total income (loss) from operations	9.19	7.58	3.79	1.28	4.81	(1.17)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$37.54	$33.79	$28.58	$27.69	$27.07	$22.26
Total return[3]	29.39%	28.56%	15.48%	4.78%	21.61%	(4.99)%

Net assets, end of period (000s)	$132	$101	$65	$50	$226	$11

Ratios to average net assets:
Gross expenses	1.91%[4]	1.95%	1.76%	1.85%	1.82%	1.84%
Net expenses[5,6]	1.45 [4]	1.45	1.45	1.46	1.48	1.48
Net investment loss	(1.22) [4]	(1.07)	(0.90)	(0.86)	(0.97)	(0.86)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.50%.

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$35.99	$30.11	$28.85	$27.96	$22.85	$23.89

Income (loss) from operations:
Net investment loss	(0.11)	(0.13)	(0.08)	(0.09)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	10.08	8.38	4.24	1.64	5.19	(0.99)
Total income (loss) from operations	9.97	8.25	4.16	1.55	5.11	(1.04)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$40.52	$35.99	$30.11	$28.85	$27.96	$22.85
Total return[3]	29.80%	29.39%	16.21%	5.61%	22.36%	(4.35)%

Net assets, end of period (000s)	$28,824	$22,834	$34,274	$32,732	$37,925	$40,017

Ratios to average net assets:
Gross expenses	1.04%[4]	1.13%	1.11%	1.11%	1.09%	1.08%
Net expenses[5,6]	0.82 [4]	0.82	0.83	0.83	0.87	0.82
Net investment loss	(0.59) [4]	(0.41)	(0.27)	(0.31)	(0.30)	(0.20)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.90%.

See Notes to Financial Statements.

16	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$36.09	$30.17	$28.89	$27.98	$22.85	$23.90

Income (loss) from operations:
Net investment loss	(0.10)	(0.11)	(0.04)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	10.11	8.40	4.22	1.64	5.20	(0.98)
Total income (loss) from operations	10.01	8.29	4.18	1.57	5.13	(1.05)

Less distributions from:
Net realized gains	(5.44)	(2.37)	(2.90)	(0.66)	—	—
Total distributions	(5.44)	(2.37)	(2.90)	(0.66)	—	—

Net asset value, end of period	$40.66	$36.09	$30.17	$28.89	$27.98	$22.85
Total return[3]	29.83%	29.47%	16.26%	5.68%	22.45%	(4.39)%

Net assets, end of period (000s)	$2,596	$1,660	$1,154	$3,329	$9,697	$1,557

Ratios to average net assets:
Gross expenses	1.00%[4]	1.08%	1.04%	1.05%	1.03%	1.07%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.76	0.80	0.80
Net investment loss	(0.53) [4]	(0.37)	(0.12)	(0.23)	(0.26)	(0.31)

Portfolio turnover rate	7%	28%	22%	21%	27%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses for Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

18	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$126,562,494	—	—	$126,562,494
Short-term investments†	4,606,892	—	—	4,606,892
Total investments	$131,169,386	—	—	$131,169,386

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

20	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

22	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.20%, 1.40%, 1.95%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $128,841, which included an affiliated money market fund waiver of $53.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$1,648	$172,438	—
CDSCs	—	1	$250

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

24	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$16,364,080
Sales	7,668,932

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$66,406,391	$65,286,664	$(523,669)	$64,762,995

4. Derivative instruments and hedging activities

At April 30, 2021, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$54,183

1	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$847

†	At April 30, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$15,194	$5,786
Class A2	87,351	56,597
Class C	15,245	2,243
Class R	316	273
Class I	—	9,344
Class IS	—	246
Total	$118,106	$74,489

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$13,633
Class A2	78,374
Class C	3,420
Class R	289
Class I	30,447
Class IS	2,678
Total	$128,841

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Realized Gains:
Class A	$1,448,986	$650,468
Class A2	8,741,106	3,354,679
Class C	508,010	339,408
Class R	16,699	5,481
Class I	3,509,782	2,514,066
Class IS	264,985	89,922
Total	$14,489,568	$6,954,024

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	105,723	$3,965,753	91,642	$2,806,626
Shares issued on reinvestment	42,299	1,448,752	23,238	648,341
Shares repurchased	(24,452)	(911,120)	(121,262)	(3,570,916)
Net increase (decrease)	123,570	$4,503,385	(6,382)	$(115,949)

Class A2
Shares sold	473,874	$17,420,931	377,699	$11,400,090
Shares issued on reinvestment	259,688	8,741,106	121,900	3,354,679
Shares repurchased	(164,353)	(6,054,683)	(349,775)	(10,172,336)
Net increase	569,209	$20,107,354	149,824	$4,582,433

Class C
Shares sold	3,266	$110,353	4,467	$115,063
Shares issued on reinvestment	15,109	462,181	12,517	319,424
Shares repurchased	(40,032)	(1,313,373)	(66,569)	(1,781,326)
Net decrease	(21,657)	$(740,839)	(49,585)	$(1,346,839)

Class R
Shares sold	476	$17,171	609	$18,002
Shares issued on reinvestment	506	16,699	202	5,481
Shares repurchased	(473)	(17,263)	(82)	(2,518)
Net increase	509	$16,607	729	$20,965

Class I
Shares sold	52,410	$2,044,110	174,055	$5,368,618
Shares issued on reinvestment	98,625	3,507,119	83,960	2,412,995
Shares repurchased	(74,130)	(2,860,869)	(761,851)	(24,067,193)
Net increase (decrease)	76,905	$2,690,360	(503,836)	$(16,285,580)

Class IS
Shares sold	13,415	$523,558	9,175	$275,342
Shares issued on reinvestment	7,427	264,985	3,122	89,922
Shares repurchased	(2,987)	(119,930)	(4,567)	(139,959)
Net increase	17,855	$668,613	7,730	$225,305

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2021. The following transactions were effected in such company for the six months ended April 30, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$238,939	$2,686,328	2,686,328	$2,003,888	2,003,888

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$35	—	$921,379

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

28	ClearBridge Mid Cap Growth Fund 2021 Semi-Annual Report

ClearBridge

Mid Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Mid Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Mid Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Mid Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013680 6/21 SR21-4151

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:    June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:    June 18, 2021

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:    June 18, 2021